Severance Indemnities and Pension Plans (Combined Funded Status and Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥ 1,335,369	¥ 1,356,603
Accrued benefit cost	(89,092)	(89,062)
Domestic, Japan | Non-contributory pension benefits and SIP
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,692,105	1,753,483
Service cost	41,026	44,160
Interest cost	14,356	11,995
Plan participants’ contributions	0	0
Acquisitions/ Divestitures	584	242
Amendments	0	(1,054)
Actuarial loss (gain)	(113,554)	(28,814)
Benefits paid	(65,897)	(65,853)
Lump-sum payment	(20,179)	(21,570)
Translation adjustments and other	0	0
Benefit obligation at end of fiscal year	1,547,273	1,692,105	¥ 1,753,483
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,890,503	2,858,013
Actual return on plan assets	(76,526)	77,848
Employer contributions	26,734	20,487
Acquisitions/ Divestitures	(242)	8
Plan participants’ contributions	0	0
Benefits paid	(65,897)	(65,853)
Translation adjustments and other	0	0
Fair value of plan assets at end of fiscal year	2,774,572	2,890,503	2,858,013
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	1,245,150	1,216,703
Accrued benefit cost	(17,851)	(18,305)
Net amount recognized	1,227,299	1,198,398
Plan assets, decrease related to buyout	327,203
Foreign offices and subsidiaries | Pension benefits
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	619,739	580,953
Service cost	16,808	16,853	13,947
Interest cost	20,573	11,233	14,295
Plan participants’ contributions	0	0
Acquisitions/ Divestitures	77,231	130
Amendments	(1,250)	402
Actuarial loss (gain)	(98,693)	(24,611)
Benefits paid	(33,456)	(24,501)
Lump-sum payment	(4,476)	(3,591)
Translation adjustments and other	247,171	(63,131)
Benefit obligation at end of fiscal year	194,843	619,739	580,953
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	705,864	604,404
Actual return on plan assets	(126,085)	49,277
Employer contributions	1,277	4,627
Acquisitions/ Divestitures	(100,438)	0
Plan participants’ contributions	0	0
Benefits paid	(33,456)	(24,501)
Translation adjustments and other	(231,343)	72,057
Fair value of plan assets at end of fiscal year	215,819	705,864	604,404
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	89,109	153,861
Accrued benefit cost	(68,133)	(67,736)
Net amount recognized	20,976	86,125
Benefit obligation, decrease related to buyout		327,203
Foreign offices and subsidiaries | Other benefits
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	30,791	31,354
Service cost	97	140	229
Interest cost	1,002	494	793
Plan participants’ contributions	689	433
Acquisitions/ Divestitures	3,818	0
Amendments	0	0
Actuarial loss (gain)	(5,329)	(2,269)
Benefits paid	(3,785)	(2,580)
Translation adjustments and other	(4,548)	(3,219)
Benefit obligation at end of fiscal year	24,195	30,791	31,354
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	39,528	33,349
Actual return on plan assets	(6,722)	4,619
Acquisitions/ Divestitures	(5,649)	0
Plan participants’ contributions	689	433
Benefits paid	(3,785)	(2,580)
Translation adjustments and other	6,240	3,823
Fair value of plan assets at end of fiscal year	22,197	39,528	¥ 33,349
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	1,110	12,104
Accrued benefit cost	(3,108)	(3,367)
Net amount recognized	(1,998)	8,737
Foreign offices and subsidiaries | Other benefits netting
Change in plan assets:
Employer contributions	¥ (8,104)	¥ (116)